Net results of financial transactions (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net results of financial transactions
Currency exchange-rate effects on all assets and liabilities excl. currency exchange-rate effects related to revaluation at fair value	kr (9)	kr (2)	kr 5
Total net results of financial -transactions	69	56	83
Fair-value hedges
Net results of financial transactions
Net results of the hedging instrument	(7,976)	(3,397)	1,277
Net results of the hedged item	8,064	3,409	(1,191)
Cash-flow hedges
Net results of financial transactions
Net results of the hedging instrument	(122)
Net results of the hedged item	126
Designated upon initial recognition (FVO)
Net results of financial transactions
Financial assets or liabilities at fair value through profit or loss	2,004	(569)	(488)
Mandatorily measured at fair value
Net results of financial transactions
Financial assets or liabilities at fair value through profit or loss	(2,023)	582	466
Financial assets at amortized cost
Net results of financial transactions
Derecognition of financial instruments not measured at fair value through profit or loss	kr 9	kr 33	kr 14